Income taxes - Schedule of deferred tax assets (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Tax loss carried forward	¥ 809,834,806	¥ 862,624,971
Deductible temporary differences	267,362,061	162,018,885
Tax basis difference upon the restructuring in 2016	22,907,887	33,903,815
Allowance for credit loss	11,478,781	5,467,891
Total deferred tax assets	1,111,583,535	1,064,015,562
Less: valuation allowance	¥ (1,111,583,535)	¥ (1,064,015,562)	¥ (1,092,224,566)	¥ (706,478,606)